UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21582

Madison/Claymore Covered Call Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso

Madison/Claymore Covered Call Fund

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-505-3700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

MADISON/CLAYMORE COVERED CALL FUND

Portfolio of Investments

March 31, 2007 (unaudited)

NUMBER OF SHARES	DESCRIPTION	VALUE
	COMMON STOCKS 88.9%
	Consumer Discretionary 17.4%
100,000	Abercrombie & Fitch Co.-Class A	$7,568,000
135,000	Aeropostale, Inc. (a)	5,431,050
85,000	Bed Bath & Beyond, Inc. (a)	3,414,450
210,000	Best Buy Co., Inc.	10,231,200
140,000	Home Depot, Inc.	5,143,600
230,000	Lowe’s Cos., Inc.	7,242,700
24,000	Ross Stores, Inc.	825,600
150,000	Target Corp.	8,889,000
1,800	Williams-Sonoma, Inc.	63,828

		48,809,428

	Computers 1.3%
154,200	Dell, Inc. (a)	3,578,982

	Energy 6.7%
110,000	Apache Corp.	7,777,000
80,000	Transocean, Inc. (Cayman Islands) (a)	6,536,000
89,100	Unit Corp. (a)	4,507,569

		18,820,569

	Exchange Traded Fund 2.6%
170,000	Nasdaq-100 Index Tracking Stock	7,400,100

	Financials 12.7%
80,000	Capital One Financial Corp.	6,036,800
150,000	Citigroup, Inc.	7,701,000
200,000	Countrywide Financial Corp.	6,728,000
100,000	Merrill Lynch & Co., Inc.	8,167,000
90,000	Morgan Stanley Co.	7,088,400

		35,721,200

	Health Care 15.4%
145,000	Amgen, Inc. (a)	8,102,600
190,000	Biogen Idec, Inc. (a)	8,432,200
40,000	Biomet, Inc.	1,699,600
136,200	Boston Scientific Corp. (a)	1,980,348
100,000	Community Health Systems, Inc. (a)	3,525,000
267,500	Health Management Associates, Inc.-Class A	2,907,725
80,000	Patterson Cos., Inc. (a)	2,839,200
213,600	Pfizer, Inc.	5,395,536
160,000	UnitedHealth Group, Inc.	8,475,200

		43,357,409

	Industrial 1.2%
50,000	United Parcel Services Corp.-Class B	3,505,000

	Insurance 2.6%
122,000	MGIC Investment Corp.	7,188,240

	Software 4.0%
20,000	Check Point Software Technologies Ltd. (Israel) (a)	445,600
316,000	Symantec Corp. (a)	5,466,800
165,000	Transaction Systems Architects, Inc. (a)	5,344,350

		11,256,750

	Technology 25.0%
80,000	Adobe Systems, Inc.	3,336,000
290,000	Altera Corp.	5,797,100
250,000	Applied Materials, Inc.	4,580,000
280,000	Cisco Systems, Inc. (a)	7,148,400
263,400	EBAY, Inc. (a)	8,731,710
480,000	Flextronics International Ltd. (Singapore) (a)	5,251,200
9,000	Google, Inc.-Class A (a)	4,123,440
268,400	Intel Corp.	5,134,492
150,000	Linear Technology Corp.	4,738,500
90,000	Maxim Integrated Products	2,646,000
100,000	Microsoft Corp.	2,787,000
233,000	QLogic Corp. (a)	3,961,000
140,000	Qualcomm, Inc.	5,972,400

52,500	Xilinx, Inc.	1,350,825
122,000	Zebra Technologies Corp. (a)	4,710,420

		70,268,487

	TOTAL LONG TERM INVESTMENTS 88.9%
	(Cost $262,432,130)	249,906,165

	SHORT-TERM INVESTMENTS 15.7%
	Money Market Funds 0.0%
74	AIM Liquid Assets Money Market Fund (Cost $74)	74

PAR VALUE
	Repurchase Agreement 14.4%
$40,297,000	Morgan Stanley Co. (issued 3/30/07, yielding 5.000%;
	collateralized by $32,245,000 par of original face of U.S.
	Treasury Inflation Protected Securities due 01/15/08;
	to be sold on 04/02/07 at $40,313,790)
	(Cost $40,297,000)	40,297,000

	U.S. Government and Agencies 1.3%
3,700,000	U.S. Treasury Note (coupon 3.875%, maturity 07/31/07)
	(Cost $3,686,317)	3,686,850

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $43,983,391)	43,983,924

	TOTAL INVESTMENTS 104.6%
	(Cost $306,415,521)	293,890,089
	Liabilities in excess of other assets (0.0%)	(78,544)
	Total Value of Options Written (4.6%)	(12,836,749)

	Net Assets 100.0%	$280,974,796

Contracts (100 shares per contract)	CALL OPTIONS WRITTEN	Expiration Date	Exercise Price	Value
500	Abercrombie & Fitch Co.	May 2007	$70.00	$362,500
500	Abercrombie & Fitch Co.	May 2007	75.00	190,000
800	Adobe Systems, Inc.	April 2007	37.50	352,000
1,350	Aeropostale, Inc.	April 2007	35.00	729,000
1,400	Altera Corp.	June 2007	20.00	161,000
900	Altera Corp.	January 2008	20.00	225,000
600	Altera Corp.	September 2007	22.50	48,000
300	Amgen, Inc.	January 2008	75.00	18,750
928	Amgen, Inc.	July 2007	75.00	6,960
222	Amgen, Inc.	July 2007	80.00	1,110
150	Apache Corp.	April 2007	65.00	88,500
200	Apache Corp.	July 2007	70.00	85,000
750	Apache Corp.	January 2008	70.00	558,750
500	Applied Materials, Inc.	January 2008	20.00	62,500
300	Applied Materials, Inc.	July 2007	18.00	39,000
700	Applied Materials, Inc.	April 2007	19.00	8,750
1,000	Applied Materials, Inc.	July 2007	19.00	80,000
636	Bed Bath & Beyond, Inc.	May 2007	42.50	41,340
210	Bed Bath & Beyond, Inc.	August 2007	42.50	36,225

500	Best Buy Co., Inc.	June 2007	50.00	97,500
500	Best Buy Co., Inc.	June 2007	52.50	52,500
800	Best Buy Co., Inc.	January 2008	55.00	228,000
500	Biogen Idec, Inc.	July 2007	50.00	33,750
1,400	Biogen Idec, Inc.	January 2008	50.00	336,000
400	Biomet, Inc.	April 2007	40.00	109,000
500	Boston Scientific Corp.	August 2007	20.00	7,500
862	Boston Scientific Corp.	January 2008	20.00	45,255
300	Capital One Financial Corp.	June 2007	80.00	58,500
500	Capital One Financial Corp.	January 2008	85.00	212,500
200	Check Point Software Technologies Ltd. (Israel)	April 2007	22.50	9,000
2,350	Cisco Systems, Inc.	April 2007	27.50	17,625
450	Cisco Systems, Inc.	October 2007	27.50	66,375
415	Community Health Systems, Inc.	January 2008	40.00	61,213
400	Countrywide Financial Corp.	April 2007	42.50	2,000
200	Countrywide Financial Corp.	October 2007	40.00	33,500
200	Countrywide Financial Corp.	January 2008	45.00	21,500
1,086	Countrywide Financial Corp.	April 2007	35.00	89,595
700	Dell, Inc.	May 2007	25.00	22,750
400	Dell, Inc.	August 2007	25.00	39,000
442	Dell, Inc.	May 2007	27.50	3,315
1,300	EBAY, Inc.	January 2008	32.50	617,500
584	EBAY, Inc.	January 2008	35.00	204,400
750	EBAY, Inc.	April 2007	35.00	37,500
500	Flextronics International Ltd. (Singapore)	July 2007	12.50	12,000
4,300	Flextronics International Ltd. (Singapore)	January 2008	12.50	344,000
90	Google, Inc.	September 2007	450.00	392,400
600	Home Depot, Inc.	May 2007	40.00	16,500
800	Home Depot, Inc.	May 2007	42.50	6,000
450	Intel Corp.	April 2007	20.00	11,700
1,150	Intel Corp.	July 2007	20.00	90,850
500	Intel Corp.	April 2007	22.50	1,750
584	Intel Corp.	July 2007	22.50	13,724
1,500	Linear Technology Corp.	January 2008	35.00	262,500
200	Lowe’s Cos., Inc.	April 2007	30.00	35,000
1,900	Lowe’s Cos., Inc.	April 2007	32.50	61,750
200	Lowe’s Cos., Inc.	October 2007	32.50	47,000
300	Maxim Integrated Products	May 2007	30.00	38,250
261	Maxim Integrated Products	August 2007	30.00	57,420

339	Maxim Integrated Products	January 2008	35.00	52,545
500	Merrill Lynch & Co., Inc.	October 2007	85.00	252,500
500	Merrill Lynch & Co., Inc.	January 2008	90.00	220,000
220	MGIC Investment Corp.	April 2007	55.00	124,300
500	MGIC Investment Corp.	September 2007	65.00	175,000
500	MGIC Investment Corp.	January 2008	70.00	152,500
1,000	Microsoft Corp.	April 2007	27.50	71,000
211	Morgan Stanley Co.	April 2007	70.00	187,790
389	Morgan Stanley Co.	July 2007	75.00	270,355
300	Morgan Stanley Co.	October 2007	75.00	264,000
376	Nasdaq-100 Index Tracking Stock	April 2007	43.00	43,240
1,324	Nasdaq-100 Index Tracking Stock	April 2007	44.00	70,834
400	Patterson Cos., Inc.	April 2007	35.00	44,000
400	Patterson Cos., Inc.	July 2007	35.00	95,000
300	Pfizer, Inc.	September 2007	27.50	12,750
630	QLogic Corp.	July 2007	20.00	20,475
1,700	QLogic Corp.	January 2008	20.00	144,500
600	Qualcomm, Inc.	April 2007	40.00	186,000
400	Qualcomm, Inc.	July 2007	40.00	194,000
400	Qualcomm, Inc.	July 2007	42.50	134,000
240	Ross Stores, Inc.	May 2007	30.00	114,000
860	Symantec Corp.	January 2008	17.50	176,300
2,000	Symantec Corp.	July 2007	20.00	65,000
300	Symantec Corp.	January 2008	20.00	31,500
900	Target Corp.	April 2007	55.00	409,500
600	Target Corp.	April 2007	57.50	147,000
401	Transaction Systems Architects, Inc.	August 2007	30.00	176,440
413	Transaction Systems Architects, Inc.	May 2007	35.00	27,878
706	Transaction Systems Architects, Inc.	August 2007	35.00	132,375
60	Transaction Systems Architects, Inc.	May 2007	40.00	300
70	Transaction Systems Architects, Inc.	May 2007	40.00	4,375
500	Transocean, Inc.	May 2007	75.00	410,000
300	Transocean, Inc.	September 2007	80.00	141,000
691	Unit Corp.	September 2007	50.00	324,770
200	Unit Corp.	June 2007	55.00	20,500
700	UnitedHealth Group, Inc.	September 2007	55.00	238,000
900	UnitedHealth Group, Inc.	January 2008	55.00	450,000
500	United Parcel Services Corp.	April 2007	75.00	3,750

18	Williams-Sonoma, Inc.	April 2007	35.00	1,890
525	Xilinx, Inc.	June 2007	25.00	97,125
1,220	Zebra Technologies Corp.	August 2007	40.00	259,250

	TOTAL OPTIONS WRITTEN (Premiums received $17,433,663)			$12,836,749

(a)	Non-income producing security.

See previously submitted notes to financial statements for the period ending December 31, 2006.

Country Allocation*
United States	95.8%
Cayman Islands	2.2%
Singapore	1.8%
Israel	0.2%

*	Based on Total Investments (which excludes Value of Options Written). Subject to change daily.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal controls over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison/Claymore Covered Call Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	May 25, 2007

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	May 25, 2007